Specific items (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Specific Items [Abstract]
Summary of Specific Items

	2020	2019	2018
Year ended 31 March	£m	£m	£m
Revenue
Retrospective regulatory matters	(81)	31	23
	(81)	31	23
Operating costs
Restructuring charges	322	386	287
Divestment-related items	199	5	(1)
Covid-19	95	—	—
Property rationalisation	(131)	36	28
Spectrum annual licence fee refund	(82)	—	—
Retrospective regulatory matters	9	(4)	26
Italian business investigation	2	(55)	22
Provision for claims	(5)	—	—
Pension equalisation costs	—	26	—
EE acquisition warranty claims	—	—	225
	409	394	587
Operating loss	328	425	610
Net finance expense
Interest expense on retirement benefit obligation	145	139	218
Interest on spectrum annual license fee refund	(5)	—	—
	140	139	218
Associates and joint ventures	39	—	—
Net specific items charge before tax	507	564	828
Taxation
Tax credit on specific items above	(73)	(112)	(87)
Tax charge on re-measurement of deferred tax	156	—	—
	83	(112)	(87)
Net specific items charge after tax	590	452	741